Annual Total Returns (Vanguard Target Retirement 2045 Fund - Investor Shares Retail) (Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2045 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Annual Total Return
2012	15.58%
2011	(2.51%)
2010	15.19%
2009	28.15%
2008	(34.56%)
2007	7.47%
2006	15.98%
2005	6.95%
2004	12.89%